Revenues - Scheudle of Recognized Revenue from Contracts with Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Scheudle of Recognized Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	$ 1,311	$ 658
Licensing [Member]
Scheudle of Recognized Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers		100
CDMO recognized Over time [Member]
Scheudle of Recognized Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	406	496
CDMO recognized Point in time [Member]
Scheudle of Recognized Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	$ 905	$ 62